Income Taxes (Tables) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Current or Deferred Taxes

The Company did not recognize any current or deferred taxes for either its year ended December 31, 2024 or December 31, 2023 as follows:

December 31,
	2024	2023
Current (expense) benefit:
United States federal	-	-
State	-	-
Total current (expense) benefit	-	-
Deferred (expense) benefit:
United States federal	-	-
State	-	-
Total deferred (expense) benefit	-	-
Total income tax (expense) benefit	$-	$-

Schedule of Income Tax Expense Attributable to Income Before Income Taxes

Income tax expense attributable to income before income taxes differs from the amounts computed by applying the combined federal and state tax rate of 25.8% to pre-tax income as a result of the following:

	December 31,
	2024	2023
Income Tax (provision) benefit at the federal statutory rate of 21%	$(2,229,924)	$(4,373,048)
State income (tax) benefit, net of federal taxes	(329,501)	(1,158,380)
True up deferred opening balances Federal	-	585
Interest expense	-	59,974
Accretion interest	155,716	339,550
Officer life insurance	-	-
True up deferred opening balances	-	-
Update for other differences	(1,382,672)	95,993
Meals and entertainment	10,967	22,703
Stock compensation	150,069	-
Charitable contribution limitation	52	-
Change in valuation allowance	3,625,293	5,012,623
	$-	$-

Schedule of Net Deferred Tax Assets

The net deferred tax assets in the accompanying statement of financial position as of December 31, 2024 and 2023 included the following components:

	December 31,
	2024	2023

Net deferred tax asset	$12,478,095	$8,852,802
Valuation allowance	(12,478,095)	(8,852,802)
Net deferred tax asset	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The deferred tax asset as of December 31, 2024 and 2023 was comprised of the tax effect of cumulative temporary differences as follows:

	December 31,
	2024	2023
Deferred Tax Assets:
Operating lease liability	$37,371	$70,288
Inventory reserve	903	283
Warranty reserve	1,352,054	21,752
Charitable contribution	710	3,957
Share-based compensation	395,639	784,757
Legal and accounting	138,387	147,985
Federal net operating loss	9,263,738	6,448,872
State net operating loss	1,354,886	1,444,669
Total deferred tax assets	12,543,688	8,922,563

Deferred Tax Liabilities:
Operating lease asset	(59,553)	(54,180)
Fixed assets	(6,040)	(15,581)
Total deferred tax liabilities	(65,593)	(69,761)
Net deferred tax assets	12,478,095	8,852,802
Valuation allowance	(12,478,095)	(8,852,802)
Total net deferred tax assets	-	-